Investment Objectives and Goals	Feb. 28, 2025
IDX DYNAMIC INNOVATION ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – IDX DYNAMIC INNOVATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The IDX Dynamic Innovation ETF’s (the “Fund”) investment objective is to seek capital appreciation.
IDX DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – IDX DYNAMIC FIXED INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The IDX Dynamic Fixed Income ETF’s (the “Fund”) investment objective is to seek high current income.